Convertible Notes Payable (Details Narrative) $ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 22, 2023 shares	Sep. 22, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Jun. 12, 2021 USD ($)	Jun. 12, 2021 GBP (£)	Jun. 11, 2021 USD ($)	Jun. 11, 2021 GBP (£)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount														$ 3,300	£ 3,000,000.0									$ 1,400	£ 1,000,000.0
Interest rate														5.00%	5.00%									5.00%	5.00%
Conversion price interest rate														20.00%	20.00%									20.00%	20.00%
Convertible notes payable												$ 400	£ 300,000			$ 67	£ 50,000	$ 500	£ 400,000
Convertible loan notes outstanding																1,300	950,000
Converted shares | shares	373,570
Change in fair value of convertible notes payable					$ 265	$ 73
Convertible loan notes issued					1,100						£ 950,000
Convertible loan notes outstanding					1,100						950,000
Issuance of convertible notes					$ 67						£ 50,000
Convertible Promissory Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 800
Interest rate			20.00%
Debt Instrument, Maturity Date, Description			The note matures and is payable in full 18 months from the date of issuance. The note carries
Accrued Liabilities				$ 86
Other Income [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of convertible notes payable		$ 100
Other Operating Income (Expense) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest payments				$ 81
Nonrelated Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount							$ 900	£ 800,000	$ 900	£ 800,000
Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable																67	50,000	500	400,000			$ 300	£ 250,000
Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable																$ 67	£ 50,000	$ 500	£ 400,000	$ 300	£ 250,000
Chief Executive Officer [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount							400	300,000
2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable							$ 400	£ 300,000	$ 400	£ 300,000		$ 400	£ 300,000